Long-Term Loans	12 Months Ended
Dec. 31, 2020
Long-term loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans
24.	LONG-TERM LOANS

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Secured bank loans (Note 41)	$1,600	$1,600
Less: Current portion	—	(1,600)
	$1,600	$—

The annual interest rates of bank loans were as follows:

	December 31
	2019	2020
Secured loans	0.92%	0.72%

LED obtained a secured loan from Chang Hwa Bank in September 2010.  Interest is paid monthly.  $300 million and $1,350 million were originally due in December 2014 and September 2015, respectively.  In October 2014, the bank borrowing mentioned above was extended to September 2018 for one time repayment.  LED made an early repayment of $50 million in April 2015.  LED entered into a contract with Chang Hwa Bank to renew the contract upon the maturity of the aforementioned contract in December 2017 and the due date of the renew contract is September 2021.